SCHEDULE OF PARENT COMPANY CONDENSED STATEMENT OF CASH FLOWS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$ (5,476,695)	$ (845,841)	$ 986,471
Adjustment to reconcile net income to net cash provided by (used in) operating activities
Net cash used in operating activities	(1,701,229)	(2,935,176)	(1,416,618)
CASH FLOWS FROM INVESTING ACTIVITIES
Net cash (used in)/provided by investing activities	(685,544)	(283,823)	614,673
CASH FLOWS FROM FINANCING ACTIVITIES
Net cash provided by financing activities	1,358,932	4,613,271	1,096,009
CASH, CASH EQUIVALENTS AND RESTRICTED CASH, beginning of year	1,889,590	470,335	182,829
CASH, CASH EQUIVALENTS AND RESTRICTED CASH, end of year	908,341	1,889,590	470,335
Parent Company [Member]
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	(5,476,695)	(812,836)
Adjustment to reconcile net income to net cash provided by (used in) operating activities
Equity income of subsidiaries	5,476,695	812,836
Net cash used in operating activities
CASH FLOWS FROM INVESTING ACTIVITIES
Net cash (used in)/provided by investing activities
CASH FLOWS FROM FINANCING ACTIVITIES
Net cash provided by financing activities
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS
CASH, CASH EQUIVALENTS AND RESTRICTED CASH, beginning of year
CASH, CASH EQUIVALENTS AND RESTRICTED CASH, end of year